SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates — The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expense during the reporting periods. The most significant estimates relate to property held for lease and the related depreciation method, impairments, the fair value of the derivative liability, and the valuation allowance associated with deferred tax assets. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other risk-based factors. Changes in estimates are reflected in reported amounts in the period in which they become known. Actual results could differ from those estimates.

Property Held for Lease, Net of Accumulated Depreciation and Impairment — Property held for lease consists of furniture, mattresses, customer electronics, appliances, and other durable goods offered for lease-purchase in the normal course of business. Such property is provided to customers pursuant to a lease-purchase agreement with a minimum lease term; typically one week, two weeks, or one month. The duration of the aggregated leases are typically 12 or 18 months. The average customer continues to lease the property for approximately 8 months because the customer either exercises the early lease-purchase option (buyout) or terminates the lease-purchase agreement prior to the end of the 12 or 18 month renewal periods. As a result, property held for lease is classified as a current asset on the condensed consolidated balance sheets.

Property held for lease is recorded at cost, excluding shipping costs, and is carried at net book value. Depreciation for property held for lease is determined using the income forecasting method and is included within cost of revenue. The Company’s income forecasting method evaluates the patterns of the Company’s historical property held for lease portfolio to apply depreciation rates to the Company’s current property held for lease portfolio. Property held for lease is depreciated in the proportion of expected rents received to total expected rents to be received based on the Company’s historical data of lease performance. The utilization of rental merchandise occurs during periods of rental and coincides with the pattern of rental revenue receipts over the rental purchase agreement period. The Company also considers other qualitative factors, such as current and forecasted customer payment trends, and other risk-based factors as a component of its forecasting methodology.

The Company provides for impairment for the undepreciated balance of the property held for lease assuming no salvage value with a corresponding charge to cost of revenue. The provision for write-offs represents estimated losses based on historical results, which are incurred but not yet identified. Actual write-offs may differ from this estimate.

The Company applies its depreciation to property held for lease as follows: (1) typical depreciation based on historical patterns of customer payments when an item is leased for the full lease duration; (2) accelerated depreciation for impaired leases, based on historical patterns of lease impairment, and (3) accelerated depreciation for leases where an early purchase option (buyout) is exercised, based on historical patterns of lease buyouts.

The Company accelerates depreciation equal to the undepreciated net book value of property buyouts as buyouts occur with a corresponding charge to cost of revenue based on historical trends, such that the recorded amount closely approximates current actual buyouts during the period. The Company periodically evaluates fully depreciated property held for lease, net, and when it is determined there is no future economic benefit, the cost of the assets are written off and the related accumulated depreciation is reversed.

There are uncertainties involved when recognizing expenses related to property held for lease due to the subjective nature of the income forecasting method and depreciation method, which could vary from actual results.

Embedded Derivatives and Hybrid Instruments — The Company evaluates debt and equity instruments issued to determine whether such instruments contain embedded features that require bifurcation and separate accounting as derivatives under ASC 815, Derivatives and Hedging. In performing this evaluation, the Company assesses whether the embedded feature is clearly and closely related to the host instrument and, for hybrid instruments such as preferred shares, whether the hybrid instrument is remeasured at fair value through earnings.

The Company bifurcates embedded derivatives from the host instrument for measurement purposes when certain criteria are met. Bifurcation is required when (i) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, (ii) a separate instrument with the same terms would qualify as a derivative instrument, and, for hybrid instruments, (iii) the instrument is not otherwise required to be remeasured at fair value, with changes in fair value recognized in earnings.

If bifurcation is required, the embedded derivative is initially recorded at fair value and subsequently remeasured at fair value each reporting period, with changes in fair value recognized in the consolidated statements of operations.

The Company also evaluates whether freestanding financial instruments meet the definition of a derivative and whether such instruments should be classified as liabilities or equity in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Contracts in Entity’s Own Equity.

Mezzanine Equity — The Company classifies preferred stock and other financial instruments as mezzanine equity when such instruments are redeemable at the option of the holder or upon the occurrence of events that are not solely within the Company’s control. Mezzanine equity instruments are presented outside of stockholders’ equity on the consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 480-10-S99 and related SEC guidance. The Company evaluates the classification of such instruments at issuance and upon the occurrence of any modification or triggering event.

Rental Revenue — Lease-purchase agreements, which comprise the majority of total revenue, fall within the scope of ASC 842, Leases, under lessor accounting and revenue is recognized in the period it is earned and cash is collected. Property held for lease is leased to customers pursuant to lease-purchase agreements with an initial term: typically one week, two weeks, or one month, with non-refundable lease payments. Generally, the customer has the right to acquire title either through a 90-day promotional pricing option, an early lease-purchase option (buyout), or by completing all lease renewal payments, generally over 12 or 18 months. On any current lease, customers have the option to terminate the agreement at any time without penalty in accordance with the lease term. Amounts received from customers who elect early lease-purchase options (buyouts) are included in rental revenue. Lease payments received prior to their due dates are deferred and recorded as unearned revenue and are recognized as rental revenue in the period in which the revenue is earned. Services are considered to be rendered and revenue earned over the lease term. Rental revenue also includes an initial agreed-upon amount for executing customer lease-purchase agreements. Payments are received upon submission of the applications and execution of the lease-purchase agreements.

Revenues from leases that originated from merchants are generally recorded net of sales taxes as sales tax is collected from each customer’s lease payment and a sales tax payable is recorded for remittance to the respective state. Revenue is recognized for leases in the period it is earned and cash is collected. For KPay transactions, all sales tax is paid by the Company upon purchase of the goods and is typically recorded in the cost basis of the capitalized property held for lease.

Other Revenue — Other revenue consists primarily of the sale of property held for lease (and lease agreements) to third parties and other immaterial sources of income from third party relationships. The sale of property held for lease is considered recurring and ordinary in nature to the Company’s business, and as such, these sales are accounted for within the scope of ASC 606, Revenue from Contracts with Customers. The payment terms require a fixed amount paid upfront by the third-party buyer based on a negotiated percentage of the collectible value of the unpaid balance of the delinquent leases being sold and is not subject to future adjustments or recourse provisions. Revenue from such sales is recognized at the point in time when control of the remaining unpaid delinquent lease balances and lease agreements are transferred to the third party buyer, which occurs upon execution of the sale agreement and receipt of consideration. Other revenue of $1.6 million and $0.9 million was recognized for the three months ended March 31, 2026 and 2025, respectively.

Concentration of Credit Risk — The Company’s concentration of credit risk consists primarily of cash. A portion of the Company’s cash balances exceed those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.

Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance at each balance sheet date. As of March 31, 2026 and 2025, the Company did not have any customers that accounted for 10% or more of outstanding gross accounts receivable or total revenue during the years ended March 31, 2026 and 2025. Customer leases with the Company’s largest merchant, Wayfair Inc., represented more than 10% of our total revenue for the years ended March 31, 2026 and 2025.

Cash, Cash Equivalents and Restricted Cash — The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets to the total amounts shown in the condensed consolidated statements of cash flows:

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$22,348	$22,432
Restricted cash	5,772	1,048
Total cash, cash equivalents and restricted cash	$28,120	$23,480

Net Income (Loss) Per Share — The Company calculates basic and diluted net income (loss) per share available to common stockholders in accordance with ASC 260, Earnings Per Share.

The Company applies the two-class method as its preferred stock are considered participating securities. Under this method, net income (loss) is allocated to common stockholders and participating securities based on their respective rights to receive dividends. Net income (loss) available to common stockholders reflects net income (loss) adjusted for dividends on preferred stock, including accumulated but undeclared dividends, which are not recognized as a liability but are treated as a reduction of income available to common stockholders for purposes of computing earnings per share.

Basic net income (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted net income (loss) per share available to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The Company applies the if-converted method for its convertible preferred stock and the treasury stock method for warrants, restricted stock units (“RSUs”) and stock options. Potentially dilutive securities are included in diluted net income (loss) per share only to the extent they are dilutive.

In applying the if-converted method, the Company evaluates the impact of its convertible preferred stock on diluted earnings per share by comparing the results under the two-class method and the if-converted method, and includes such securities only when the effect is dilutive.

In periods in which the Company reports a net loss available to common stockholders, or when the inclusion of potentially dilutive securities would increase earnings per share, diluted net income (loss) per share equals basic net income (loss) per share, as the inclusion of such securities would be anti-dilutive.

Fair Value Measurements — Certain assets and liabilities are measured at fair value in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company uses a three-level hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs for the asset or liability and are used when observable inputs are not available.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Recent Accounting Pronouncements Not Yet Adopted-In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal — Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, to make targeted improvements to Subtopic 350-40 to increase the operability of the recognition guidance considering different methods of software development. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027, and interim periods within those annual reporting periods, with early adoption permitted. The Company is evaluating the impact of adopting ASU 2025-06.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates — The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting periods. The most significant estimates relate to property held for lease and the related depreciation method, impairments, and the valuation allowance associated with deferred tax assets. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other risk-based factors. Changes in estimates are reflected in reported amounts in the period in which they become known. Actual results could differ from those estimates.

Segment Information — The Company is a single segment business, which provides lease payment options to consumers to obtain durable goods from omnichannel and e-commerce partners. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results and plans for components below the consolidated unit level. Accordingly, the Company has one operating segment, and therefore, one reportable segment.

Concentration of Credit Risk — The Company’s concentration of credit risk consists primarily of cash. A portion of the Company’s cash balances exceed those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.

Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance at each balance sheet date. As of December 31, 2025 and 2024, the Company did not have any customers that accounted for

10% or more of outstanding gross accounts receivable or total revenue during the years ended December 31, 2025 and 2024. Customer leases with the Company’s largest merchant, Wayfair Inc., represented more than 10% of our total revenue for the years ended December 31, 2025 and 2024.

Cash and Cash Equivalents — As of December 31, 2025 and 2024, cash consists primarily of checking and savings deposits. The Company holds certain cash equivalents, which consist of highly liquid investments with original maturities of three months or less at the time of purchase.

Restricted Cash — The Company classifies all cash whose use is limited by contractual provisions as restricted cash. Restricted cash as of December 31, 2025 and 2024 consists primarily of customer lease payments received into a collection account pending release by the Company’s lender. Restrictions are released on a weekly basis pursuant to completion of waterfall and borrowing base requirements. All of the Company’s restricted cash is classified as current due to its short-term nature of the restrictions.

The reconciliation of cash, cash equivalents and restricted cash is as follows:

	December 31,
	2025	2024
Cash and cash equivalents	$22,432	$3,465
Restricted cash	1,048	13,087
Total cash, cash equivalents and restricted cash	$23,480	$16,552

Property Held for Lease, Net of Accumulated Depreciation and Impairment — Property held for lease consists of furniture, mattresses, customer electronics, appliances, and other durable goods offered for lease- purchase in the normal course of business. Such property is provided to customers pursuant to a lease- purchase agreement with a minimum lease term; typically one week, two weeks, or one month. The duration of the aggregated leases are typically 12 or 18 months. The average customer continues to lease the property for approximately 8 months because the customer either exercises the early lease-purchase option (buyout) or terminates the lease-purchase agreement prior to the end of the 12 or 18 month renewal periods. As a result, property held for lease is classified as a current asset on the consolidated balance sheets.

Property held for lease is recorded at cost, excluding shipping costs, and is carried at net book value. Depreciation for property held for lease is determined using the income forecasting method and is included within cost of revenue. The Company’s income forecasting method evaluates the patterns of the Company’s historical property held for lease portfolio to apply depreciation rates to the Company’s current property held for lease portfolio. Property held for lease is depreciated in the proportion of expected rents received to total expected rents to be received based on the Company’s historical data of lease performance. The utilization of rental merchandise occurs during periods of rental and coincides with the pattern of rental revenue receipts over the rental purchase agreement period. The Company also considers other qualitative factors, such as current and forecasted customer payment trends, and other risk-based factors as a component of its forecasting methodology.

The Company provides for impairment for the undepreciated balance of the property held for lease assuming no salvage value with a corresponding charge to cost of revenue. The provision for write-offs represents estimated losses based on historical results, which are incurred but not yet identified. Actual write-offs may differ from this estimate.

The Company applies its depreciation to property held for lease as follows: (1) typical depreciation based on historical patterns of customer payments when an item is leased for the full lease duration; (2) accelerated depreciation for impaired leases, based on historical patterns of lease impairment, and (3) accelerated depreciation for leases where an early purchase option (buyout) is exercised, based on historical patterns of lease buyouts.

The Company accelerates depreciation equal to the undepreciated net book value of property buyouts as buyouts occur with a corresponding charge to cost of revenue based on historical trends, such that the recorded amount closely approximates current actual buyouts during the period. The Company periodically evaluates fully depreciated property held for lease, net and when it is determined there is no future economic benefit, the cost of the assets are written off and the related accumulated depreciation is reversed.

There are uncertainties involved when recognizing expenses related to property held for lease due to the subjective nature of the income forecasting method and depreciation method, which could vary from actual results.

Capitalized Software — The Company capitalizes certain development costs incurred in connection with its internal use software. Costs incurred in the preliminary stages of development are expensed as incurred. Capitalization of costs begins when the preliminary project stage is completed, and it is probable that the project will be completed and used for its intended function. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, generally three years. Capitalized software cost is included within the capitalized software and intangible assets, net line item of our consolidated balance sheets. Amortization of capitalized software is included in general and administrative expenses in our consolidated statements of operations and comprehensive income (loss).

Debt Issuance Costs — Costs incurred in connection with the issuance of the Company’s revolving line of credit (“RLOC”) and senior secured term loan (“Term Loan”) have been recorded as a direct reduction against the debt and amortized over the life of the associated debt as a component of interest expense. The amortization of the Term Loan issuance costs utilizes the effective interest method, and the amortization of the RLOC debt issuance costs utilizes the straight-line method, which is not materially different compared to the effective interest method. The amortization of debt issuance costs is recorded and included in interest expense and other fees in our consolidated statements of operations and comprehensive income (loss).

Embedded Derivatives and Hybrid Instruments — The Company evaluates debt and equity instruments issued to determine whether such instruments contain embedded features that require bifurcation and separate accounting as derivatives under ASC 815, Derivatives and Hedging. In performing this evaluation, the Company assesses whether the embedded feature is clearly and closely related to the host instrument and, for hybrid instruments such as preferred shares, whether the hybrid instrument is remeasured at fair value through earnings.

The Company bifurcates embedded derivatives from the host instrument for measurement purposes when certain criteria are met. Bifurcation is required when (i) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, (ii) a separate instrument with the same terms would qualify as a derivative instrument, and, for hybrid instruments, (iii) the instrument is not otherwise required to be remeasured at fair value, with changes in fair value recognized in earnings.

If bifurcation is required, the embedded derivative is initially recorded at fair value and subsequently remeasured at fair value each reporting period, with changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss).

The Company also evaluates whether freestanding financial instruments meet the definition of a derivative and whether such instruments should be classified as liabilities or equity in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Contracts in Entity’s Own Equity.

Mezzanine Equity — The Company classifies preferred stock and other financial instruments as mezzanine equity when such instruments are redeemable at the option of the holder or upon the occurrence of events that are not solely within the Company’s control. Mezzanine equity instruments are presented outside of stockholders’ equity on the consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 480-10-S99 and related SEC guidance. The Company evaluates the classification of such instruments at issuance and upon the occurrence of any modification or triggering event.

Rental Revenue — Lease-purchase agreements, which comprise the majority of total revenue, fall within the scope of ASC 842, Leases, under lessor accounting and revenue is recognized in the period it is earned and cash is collected. Property held for lease is leased to customers pursuant to lease-purchase agreements with an initial term: typically one week, two weeks, or one month, with non-refundable lease payments. Generally, the customer has the right to acquire title either through a 90-day promotional pricing option, an early lease-purchase option (buyout), or by completing all lease renewal payments, generally over 12 or 18 months. On any current lease, customers have the option to terminate the agreement at any time without penalty, in accordance with the lease term. Amounts received from customers who elect early lease-purchase options (buyouts) are included in rental revenue. Lease payments received prior to their due dates are deferred and recorded as unearned revenue and are recognized as rental revenue in the period in which the revenue is earned. Rental revenue also includes an initial agreed-upon amount for executing customer lease-purchase agreements. Payments are received upon submission of the applications and execution of the lease-purchase agreements. Services are considered to be rendered and revenue earned over the lease term.

Revenues from leases that originated from merchants with a direct or waterfall integration are generally recorded net of sales taxes as sales tax is collected from each customer’s lease payment and a sales tax payable is recorded for remittance to the respective state. For KPay transactions, all sales tax is paid by the Company upon purchase of the goods and is recorded in the cost basis of the capitalized property held for lease. Revenue is recognized for leases originating through KPay in the period it is earned and cash is collected.

Other Revenue — Other revenue consists primarily of the sale of property held for lease (and lease agreements) to third parties and other immaterial sources of income from third party relationships. The sale of property held for lease is considered recurring and ordinary in nature to the Company’s business, and as such, these sales are accounted for within the scope of ASC 606, Revenue from Contracts with Customers. The payment terms require a fixed amount paid upfront by the third-party buyer based on a negotiated percentage of the collectible value of the unpaid balance of the delinquent leases being sold and is not subject to future adjustments or recourse provisions. Revenue from such sales is recognized at the point in time when control of the remaining unpaid delinquent lease balances and lease agreements are transferred to the third party buyer, which occurs upon execution of the sale agreement and receipt of consideration. Other revenue of $4.6 million and $3.2 million was recognized for the years ended December 31, 2025 and 2024, respectively.

Stock-Based Compensation — In accordance with ASC 718, Stock Compensation, compensation expense related to stock-based awards are measured and recorded based on the fair value of those awards as determined on the date of the grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight- line method to recognize stock-based compensation. The Company historically used the Black-Scholes- Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value of stock option awards. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The Company has not issued any stock options for the years ended December 31, 2025 and 2024, respectively. Forfeitures are accounted for as they are incurred.

Income Taxes — The Company accounts for income taxes under the asset and liability method pursuant to ASC 740, Income Taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that the Company would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations and comprehensive income (loss). As of December 31, 2025 and 2024, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

Net Income (Loss) Per Share — The Company calculates basic and diluted net income (loss) per share attributable to common stockholders in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Net income (loss) attributable to common stockholders reflects net income (loss) adjusted for accumulated undeclared dividends on the Company’s preferred stock, including the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, for which no liability is recognized on the balance sheet.

Diluted net income (loss) per share attributable to common stockholders is computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. In periods in which the Company reports a net loss attributable to common stockholders, diluted net income (loss) per share equals basic net income (loss) per share, as the inclusion of potentially dilutive securities would be anti-dilutive. The Company reported net loss attributable to common stockholders for the years ended December 31, 2025 and 2024, respectively.

Fair Value Measurements — Certain assets and liabilities are measured at fair value in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company uses a three-level hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs for the asset or liability and are used when observable inputs are not available.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Advertising — The Company expenses advertising costs as incurred. Total advertising costs were $1.5 million and $0.5 million for the years ended December 31, 2025 and 2024, respectively, and are classified within operating expenses in the consolidated statements of earnings.

Recently Adopted Accounting Pronouncements — In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about the reportable segments’ significant expenses on an interim and annual basis to enable investors to develop more decision-useful financial analyses. ASU 2023-07 was adopted during the fourth quarter of 2024. Refer to Note 13, Segment Reporting.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU will improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. As of December 31, 2025, the Company adopted this new ASU and it only impacts the Company’s income tax disclosures with no impact to its operations, cash flows, or financial condition. Refer to Note 9, Income Taxes.

Recent Accounting Pronouncements Not Yet Adopted — In November 2024, the FASB issues ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. This update is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, providing (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 all entities with a practical expedient. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim periods within those annual reporting periods. The Company is evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, to make targeted improvements to Subtopic 350-40 to increase the operability of the recognition guidance considering different methods of software development. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027, and interim periods within those annual reporting periods, with early adoption permitted. The Company is evaluating the impact of adopting ASU 2025-06.